Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	102 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000194765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Recurrent MLP & Infrastructure Fund
Without Sales Load [Member] | C000194765
Average Annual Return [Line Items]
Average Annual Return, Percent	39.97%	50.75%	27.82%	14.53%
Alerian MLP Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index
Average Annual Return, Percent	27.53%	30.52%	24.25%	12.22%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.03%	31.05%	13.14%	14.73%